Annual Fund Operating Expenses	Jul. 27, 2026
T. Rowe Price Spectrum Moderate Allocation Fund-Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.21%
Expenses (as a percentage of Assets)	0.93%	[1]
Fee Waiver or Reimbursement	(0.17%)	[2]
Net Expenses (as a percentage of Assets)	0.76%	[1]
T. Rowe Price Spectrum Moderate Allocation Fund-I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.21%
Expenses (as a percentage of Assets)	0.79%	[1]
Fee Waiver or Reimbursement	(0.17%)	[2]
Net Expenses (as a percentage of Assets)	0.62%	[1]
T. Rowe Price Spectrum Moderate Growth Allocation Fund-Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.92%	[3]
Fee Waiver or Reimbursement	(0.14%)	[4]
Net Expenses (as a percentage of Assets)	0.78%	[3]
T. Rowe Price Spectrum Moderate Growth Allocation Fund-I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.77%	[3]
Fee Waiver or Reimbursement	(0.14%)	[4]
Net Expenses (as a percentage of Assets)	0.63%	[3]
T. Rowe Price Spectrum Conservative Allocation Fund-Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	0.86%	[5]
Fee Waiver or Reimbursement	(0.20%)	[6]
Net Expenses (as a percentage of Assets)	0.66%	[5]
T. Rowe Price Spectrum Conservative Allocation Fund-I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Other Expenses (as a percentage of Assets):	0.05%	[7]
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	0.73%	[5]
Fee Waiver or Reimbursement	(0.20%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.53%	[5],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027

[1]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[2]	T. Rowe Price Associates, Inc., permanently waives a portion of the fund’s management fee in order to ensure that the fund’s management fee does not duplicate the fund’s management fees of each underlying fund.
[3]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[4]	T. Rowe Price Associates, Inc., permanently waives a portion of the fund’s management fee in order to ensure that the fund’s management fee does not duplicate the fund’s management fees of each underlying fund.
[5]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[6]	T. Rowe Price Associates, Inc., permanently waives a portion of the fund’s management fee in order to ensure that the fund’s management fee does not duplicate the fund’s management fees of each underlying fund.
[7]	T. Rowe Price Associates, Inc., has contractually agreed (through July 31, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after July 31, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).